Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 1,555,071	$ 214,993	$ 56,050
Accounts receivable, related party		500,000
Prepaid expenses	75,181	30,000
Prepaid expenses, related party	15,000	35,000
Deferred service costs	597,196	21
Related party loans receivable and related accrued interest	1,261,762	100,752
Total Current Assets	3,504,210	880,766	56,050
Investment, related party	37	37
Total Assets	3,504,247	880,803	56,050
Current Liabilities
Accounts payable and accrued expenses	272,618	131,303	49,013
Accounts payable and accrued expenses, related party	50,520	51,616
Total Current Liabilities	323,138	182,919	49,013
Convertible notes payable	500,325	500,325	145,325
Accrued interest on convertible notes	100,861	52,949	17,945
Total Liabilities	924,324	736,193	212,283
Commitments and Contingencies
Stockholders' Equity
Common stock value	20,875	11,600	6,000
Additional paid-in-capital	6,237,076	826,018	63,717
Accumulated deficit	(3,678,028)	(693,008)	(225,950)
Total Stockholders' Equity	2,579,923	144,610	(156,233)
Total Liabilities and Stockholders' Equity	$ 3,504,247	$ 880,803	$ 56,050